Guarantees, Engagements and Charges (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, kr in Thousands, € in Millions, дин in Millions, Ft in Millions										1 Months Ended																12 Months Ended
	Dec. 07, 2023	Oct. 02, 2023	Sep. 06, 2023	Jul. 07, 2022	Jul. 03, 2022	Mar. 06, 2022 ILS (₪) ₪ / shares	Mar. 06, 2022 USD ($)	Jan. 02, 2022 USD ($)	Jul. 05, 2018	Jan. 31, 2024	Dec. 31, 2023 USD ($)	Nov. 20, 2023	Sep. 30, 2023	Feb. 28, 2023 USD ($)	Dec. 30, 2022 USD ($)	Sep. 18, 2022	Aug. 16, 2022 ILS (₪) ₪ / shares	Aug. 16, 2022 USD ($)	Jun. 19, 2022	Mar. 27, 2022	Feb. 27, 2022	Jan. 26, 2022	Sep. 19, 2021 EUR (€)	Jun. 30, 2021	Mar. 31, 2018	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2020 ILS (₪)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 HUF (Ft)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 RSD (дин)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2023 USD ($) $ / shares	Dec. 28, 2023 USD ($)	Nov. 29, 2023 USD ($)	Feb. 28, 2023 ₪ / shares shares	Dec. 31, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 SEK (kr)	Dec. 31, 2018 ILS (₪)
Guarantees contingent liabilities engagements and charges [Line Items]
Number of shares issued | shares																																						2,042,935
Par value per share | (per share)						₪ 0.1											₪ 0.1																		$ 0.1			₪ 18
Proceeds from issue of ordinary shares						₪ 228,900	$ 70,600,000										₪ 450,000	$ 137,500,000
Capacity Of First Part Of Project																						182 MW
Capacity Of Battery Based Electricity Storage Systems								23MW
Purchase Consideration								$ 290,000,000
Definitive Construction Facility Agreement Value																																					$ 211,000,000
Performance Guarantees For Projects In United States [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Performance Guarantee																																			$ 121,800,000				$ 236,600,000
Financial Guarantees																														$ 80,000,000					8,500,000				$ 69,300,000
Bank Guarantees For Lease Agreements Of Halutziot, Kramim Enlight And Kidmat Zvi Projects [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Bank Guarantee | ₪																												₪ 2,200
Performance Guarantee For First Competitive Process For Production Of Electricity Using Photovoltaic Technology [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Expected Production Of Electricity Using Photovoltaic Technology																													48MW
Performance Guarantee | ₪																																									₪ 28,800
Performance Guarantee For Second Competitive Process For Production Of Electricity Using Photovoltaic Technology [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Performance Guarantee | ₪																																									49,200
Guarantee For Receiving License From Electricity Authority [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | ₪																																₪ 2,000											₪ 2,000
Guarantee For Receiving Competitive Process For Dual Use Facilities [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | ₪																																4,500
Guarantees Towards Financing Agreements For Gecama Project In Spain [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | €																										€ 9.0
Financial Guarantee To System Administrator Noga [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | ₪																																38,000
Picasso Wind Project In Sweden [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Production Licensed Capacity																								116 MW
Advance Payment On Account Of Share Purchases | €																							€ 1.0
Hedged Electricity Production Percentage	50.00%																						31.00%					81.00%
Weighted Average Price In Hedge Transaction																							weighted price of EUR 63 MWh, throughout the agreement period
Number of wind turbines																								27
Bjorn Project In Sweden [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Production Licensed Capacity																			372MW
Mivtachim And Talmei Bilu [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | ₪																																									2,900
Pupin Wind Project In Serbia [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Production Licensed Capacity																										94 MW	94 MW
Guarantee Value																																₪ 4,080	дин 19.2
Contract For Differences Agreement Term		15-year
Contract For Differences Base Rate Per Megawatts		EUR 68.88 per MWh
Contract For Differences Project Output Linked To Eurostat Consumer Price Index Percentage		72.00%
Raaba Acdc Kft [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Ppa Linked Consumer Price Index Team													15 years
Apex Pv Project In Usa [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Total Investment In Project																																			127,000,000
Non-current portion of non-current borrowings																																			116,000,000
Agreement Period																										20 years	20 years
Borrowings, maturity																										25 years	25 years
Debt Service Coverage Ratio																										1.2	1.2
Haro Solar 3 S.l Project [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | €																										€ 4.6														€ 3.9
Gecama Hybrid [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | kr																																		kr 7,000
Atrisco Ess Project [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value																																				$ 350,000,000
Pv And Storage Projects In Israel [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value																																			$ 23,600,000
Bottom of range [member] | Apex Pv Project In Usa [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Borrowings, interest rate																										0.60%					0.60%	0.60%	0.60%	0.60%	0.60%
Borrowings, maturity																										6	6
Top of range [member] | Apex Pv Project In Usa [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Borrowings, interest rate																										1.00%					1.00%	1.00%	1.00%	1.00%	1.00%
Borrowings, maturity																										25	25
Nasdaq IPO
Guarantees contingent liabilities engagements and charges [Line Items]
Proceeds from issue of ordinary shares														$ 290,000
Power Purchase Agreements [Member] | Selac Wind Project In Kosovo
Guarantees contingent liabilities engagements and charges [Line Items]
Production Licensed Capacity																									105MW
Proportion of ownership interest in subsidiary																										60.00%	60.00%
Number Of Total Turbines																					27
Period Of Project Revenues Guaranteed Through Power Purchase Agreement At Fixed Price																					12 years
Purchase Consideration																										€ 6.5	$ 7,200,000
Power Purchase Agreements [Member] | Payment First Milestones [Member] | Bjorn Project In Sweden [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Agreement Period																			10 years
Increased Electricity Project Production																			22.00%
Power Purchase Agreements [Member] | Payment Second Milestones [Member] | Bjorn Project In Sweden [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Agreement Period																			years 1-5
Increased Electricity Project Production																			70.00%
Electricity Project Production																			50.00%
Power Purchase Agreements [Member] | Payment Third Milestones [Member] | Bjorn Project In Sweden [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Agreement Period																			years 6-10
Increased Electricity Project Production																			22.00%
Electricity Project Production																			50.00%
Renewable Energy Sources In Croatia [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Aggregate Capacity					525MW
Cumulative Capacity Of Solar Project					386MW
Cumulative Capacity Of Wind Project					139 MW
Power Purchase Agreement For Atrisco Solar Project [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Period Of Fixed Tariff				20 years
Purchase Consideration											$ 395,000,000
Non-current portion of non-current borrowings | €																										€ 107.0
Definitive Construction Facility Agreement Value																																			$ 300,000,000
Amortization Period											23 years
Mini-perm Term											5 years
Tax Equity Financing																																			$ 198,000,000
Power Purchase Agreement For Atrisco Solar Project [Member] | Bottom of range [member]
Guarantees contingent liabilities engagements and charges [Line Items]
Solar Project Capacity Under Evaluation																600MWh
Borrowings, interest rate																										5.40%					5.40%	5.40%	5.40%	5.40%	5.40%
Power Purchase Price Percentage				24.00%
Power Purchase Agreement For Atrisco Solar Project [Member] | Top of range [member]
Guarantees contingent liabilities engagements and charges [Line Items]
Solar Project Capacity Under Evaluation																1,200MWh
Borrowings, interest rate																										5.90%					5.90%	5.90%	5.90%	5.90%	5.90%
Power Purchase Price Percentage				26.00%
Haluziot Project [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | ₪																																									1,000
Tranche Iii Projects [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value																																			$ 54,000,000
Financing Agreement For Picasso Project [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value																															Ft 325											kr 17,280
Power Purchase Agreement With Amdocs [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Power Purchase Agreement Extended Term																										12 years	12 years
Expected Energy Consumption Under Power Purchase Agreement																										100.00%	100.00%
Power Purchase Agreement With Applied Materials Israel [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Power Purchase Agreement Extended Term																										15 years	15 years
Country Acers Power Purchase Agreements [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Cumulative Capacity In Ac Terms												344MW
Cumulative Capacity In Dc Terms															392 MW
Electricity Storage Capacity												688 MWh
Solar Energy Selling Term												30-year
Solar Energy Storage Term												20-year
Emek Habacha Wind Energy Ltd [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Tariff For Sale																										10.25 USD cent	10.25 USD cent
Tariff for sale (NIS)																										37.82 Agorot	37.82 Agorot
Guaranteed Tariff Period																				20 years
Number of wind turbines																				34
Bank Guarantee | ₪																																₪ 4,270
Aggregate Capacity																				109MW
Guarantee Value | ₪																																									₪ 3,900
Emek Habacha Wind Energy Ltd [Member] | Bank Guarantees Towards Israel Land Administration [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | ₪																												₪ 3,900
Emek Habacha Wind Energy Ltd [Member] | Bank Guarantees Towards Netivei Israel And Israel Land Authority [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | ₪																													₪ 1,700
Clenera Holdings Llc [Member] | Coggon Solar Pv Project In United States [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Percentage of voting equity interests acquired																						100.00%
Infrastructure Maintenance Agreement Period																				20 years
Clenera Holdings Llc [Member] | Bottom of range [member] | Coggon Solar Pv Project In United States [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Percentage Of Total Investment Cost As Project Finance																						75.00%
Clenera Holdings Llc [Member] | Top of range [member] | Coggon Solar Pv Project In United States [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Percentage Of Total Investment Cost As Project Finance																						80.00%
Clenera Holdings Llc [Member] | Binding Agreement [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Aggregate Capacity															1.3GW
Electricity Storage Capacity															4.1GWh
Initial Payment Of Binding Agreement For Purchase Of Additional Solar And Energy Storage Portfolio															$ 51,000,000
Success Based Payment In Cumulative Scope															$ 52,000,000
Gecama Wind Energy Project In Spain [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Production Licensed Capacity									329MW
Hedged Electricity Production Percentage										60.00%																55.00%	55.00%
Weighted Average Price In Hedge Transaction										weighted average price of EUR 99.39 MWh																EUR 76.09 MWh to EUR 86.63MWh	EUR 76.09 MWh to EUR 86.63MWh
Electra Power [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Proportion of ownership interest in subsidiary			35.00%
Expected Energy Consumption Under Power Purchase Agreement			65.00%
Additional Proportion Of Ownership Interest In Subsidiary			5.00%